UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Schultze Asset Management, LLC
Address: 3000 Westchester Avenue

         Purchase, NY  10577

13F File Number:  28-11358

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      George J. Schultze
Title:     Managing Member
Phone:     914-701-5260

Signature, Place, and Date of Signing:

     George J. Schultze     Purchase, NY     February 05, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     11

Form13F Information Table Value Total:     $103,328 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMBAC FINL GROUP INC           COM              023139108      664   510532 SH       Sole                   510532        0        0
CITIGROUP INC                  COM              172967101     1409   210000 SH       Sole                   210000        0        0
FEDERAL HOME LN MTG CORP       COM              313400301      100   136921 SH       Sole                   136921        0        0
GOODYEAR TIRE & RUBR CO        COM              382550101     2672   447594 SH       Sole                   447594        0        0
HAWAIIAN HOLDINGS INC          COM              419879101    20991  3290129 SH       Sole                  3290129        0        0
HORSEHEAD HLDG CORP            COM              440694305      875   186255 SH       Sole                   186255        0        0
IMPERIAL SUGAR CO NEW          COM NEW          453096208    20737  1446100 SH       Sole                  1446100        0        0
KRISPY KREME DOUGHNUTS INC     COM              501014104      679   404349 SH       Sole                   404349        0        0
MIRANT CORP NEW                COM              60467r100    13288   704174 SH       Sole                   704174        0        0
SCHIFF NUTRITION INTL INC      COM              806693107      112    19000 SH       Sole                    19000        0        0
WINN DIXIE STORES INC          COM NEW          974280307    41801  2596333 SH       Sole                  2596333        0        0